Document And Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	Puyi Inc.
Trading Symbol	PUYI
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	90,472,014
Amendment Flag	false
Entity Central Index Key	0001750264
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38813
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	61F, Pearl River Tower
Entity Address, Address Line Two	No. 15 Zhujiang West Road
Entity Address, Address Line Three	Zhujiang New Town, Tianhe
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares, par value $0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York
Entity Address, Postal Zip Code	510623
Business Contact
Document Information Line Items
Entity Address, Address Line One	61F, Pearl River Tower
Entity Address, Address Line Two	No. 15 Zhujiang West Road
Entity Address, Address Line Three	Zhujiang New Town, Tianhe
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Contact Personnel Name	Hu Anlin
City Area Code	+86
Local Phone Number	020-28381666
Entity Address, Postal Zip Code	510623